Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 8.7%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 1.1800%, 6.4980%, 9/15/34 (144A)‡	$3,072,117	$3,014,183
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	5,013,970	4,988,406
A&D Mortgage Trust 2023-NQM4 A1, 7.4720%, 9/25/68 (144A)Ç	2,394,151	2,430,201
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	413,075	411,845
Aimco 2020-11A AR,
CME Term SOFR 3 Month + 1.3916%, 6.7081%, 10/17/34 (144A)‡	1,836,000	1,834,740
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	269,339	260,260
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	249,818	239,867
Angel Oak Mortgage Trust I LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65 (144A)‡	676,409	616,324
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68 (144A)Ç	1,592,493	1,545,545
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	1,110,080	971,745
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6795%, 7/18/34 (144A)‡	1,719,000	1,719,796
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	922,278	907,715
Babson CLO Ltd 2018-3A A1,
CME Term SOFR 3 Month + 1.2116%, 6.5294%, 7/20/29 (144A)‡	1,189,375	1,189,362
Babson CLO Ltd 2019-3A A1R,
CME Term SOFR 3 Month + 1.3316%, 6.6494%, 4/20/31 (144A)‡	7,227,000	7,230,346
Babson CLO Ltd 2020-4A A,
CME Term SOFR 3 Month + 1.4816%, 6.7994%, 1/20/32 (144A)‡	2,320,732	2,321,899
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 D,
1.2591%, 7/27/50 (144A)‡	988,000	780,488
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E,
1.2731%, 7/27/50 (144A)‡	2,374,000	1,697,061
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	2,528,000	2,340,419
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2233%, 4/15/37 (144A)‡	6,361,000	6,387,304
BPR Trust 2023-BRK2 A, 6.8990%, 11/5/28 (144A)‡	7,145,000	7,411,050
BX Commercial Mortgage Trust 2019-MMP C,
CME Term SOFR 1 Month + 1.4940%, 6.8190%, 8/15/36 (144A)‡	1,534,322	1,475,469
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	1,121,000	997,861
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	2,229,000	1,971,600
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 6.3695%, 10/15/37 (144A)‡	947,744	945,592
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2405%, 2/15/36 (144A)‡	5,213,000	5,193,445
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2405%, 2/15/36 (144A)‡	6,853,553	6,819,070
BX Commercial Mortgage Trust 2021-VINO A,
CME Term SOFR 1 Month + 0.7668%, 6.0918%, 5/15/38 (144A)‡	4,502,470	4,467,185
BX Commercial Mortgage Trust 2021-VOLT B,
CME Term SOFR 1 Month + 1.0645%, 6.3898%, 9/15/36 (144A)‡	5,286,000	5,226,643
BX Commercial Mortgage Trust 2021-VOLT D,
CME Term SOFR 1 Month + 1.7645%, 7.0898%, 9/15/36 (144A)‡	4,869,000	4,800,369
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.0745%, 4/15/39 (144A)‡	5,380,850	5,318,745
BX Commercial Mortgage Trust 2023-VLT2 A,
CME Term SOFR 1 Month + 2.2810%, 7.6063%, 6/15/40 (144A)‡	2,107,000	2,115,452
BX Commercial Mortgage Trust 2023-VLT2 B,
CME Term SOFR 1 Month + 3.1290%, 8.4543%, 6/15/40 (144A)‡	4,685,000	4,698,898
BX Commercial Mortgage Trust 2023-VLT3 A,
CME Term SOFR 1 Month + 1.9400%, 7.2653%, 11/15/28 (144A)‡	6,432,194	6,432,133
BX Commercial Mortgage Trust 2023-VLT3 B,
CME Term SOFR 1 Month + 2.6890%, 8.0143%, 11/15/28 (144A)‡	5,516,812	5,509,927
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,059,171
CBAM CLO Management 2019-11RA A1,
CME Term SOFR 3 Month + 1.4416%, 6.7594%, 1/20/35 (144A)‡	4,973,000	4,973,622
CBAM CLO Management 2019-11RA B,
CME Term SOFR 3 Month + 2.0116%, 7.3294%, 1/20/35 (144A)‡	2,006,778	2,004,667
Cedar Funding Ltd 2019-11A A1R,
CME Term SOFR 3 Month + 1.3116%, 6.7048%, 5/29/32 (144A)‡	8,174,000	8,184,610
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9453%, 9/15/38 (144A)‡	7,203,000	7,293,239

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	$4,384,266	$3,962,753
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	1,655,880	1,457,968
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	6,717,772	6,700,638
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	15,932,112	15,704,508
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	151,631	149,838
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	506,022	495,890
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 6.5204%, 2/25/50 (144A)‡	4,123,465	4,096,922
CIFC Funding Ltd 2018-3A A,
CME Term SOFR 3 Month + 1.3616%, 6.6595%, 7/18/31 (144A)‡	3,154,955	3,157,308
CIFC Funding Ltd 2021-4A A,
CME Term SOFR 3 Month + 1.3116%, 6.6256%, 7/15/33 (144A)‡	6,344,383	6,347,669
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.1774%, 1/23/35 (144A)‡	1,621,184	1,621,124
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55 (144A)Ç	1,287,173	1,267,177
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61 (144A)Ç	1,280,216	1,236,369
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3325%, 11/15/37 (144A)‡	7,978,934	7,963,008
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7325%, 11/15/37 (144A)‡	2,944,057	2,936,758
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.0825%, 11/15/37 (144A)‡	2,955,853	2,948,363
COLT Funding LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65 (144A)‡	199,386	189,317
Connecticut Avenue Securities Trust 2021-R01 1M2,
US 30 Day Average SOFR + 1.5500%, 6.8704%, 10/25/41 (144A)‡	519,926	520,570
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 11/25/41 (144A)‡	12,768,015	12,840,908
Connecticut Avenue Securities Trust 2021-R03 1M1,
US 30 Day Average SOFR + 0.8500%, 6.1704%, 12/25/41 (144A)‡	1,827,634	1,822,857
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9704%, 12/25/41 (144A)‡	3,124,000	3,126,214
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 8.3204%, 1/25/42 (144A)‡	4,661,000	4,782,914
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 3/25/42 (144A)‡	2,582,155	2,618,835
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2204%, 4/25/42 (144A)‡	2,656,579	2,671,124
Connecticut Avenue Securities Trust 2022-R05 2M2,
US 30 Day Average SOFR + 3.0000%, 8.3204%, 4/25/42 (144A)‡	2,737,000	2,822,176
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8207%, 9/25/42 (144A)‡	5,167,212	5,253,570
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8204%, 4/25/43 (144A)‡	3,590,551	3,647,111
Connecticut Avenue Securities Trust 2023-R04 1M1,
US 30 Day Average SOFR + 2.3000%, 7.6207%, 5/25/43 (144A)‡	4,564,874	4,659,025
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0204%, 7/25/43 (144A)‡	4,117,869	4,143,387
Connecticut Avenue Securities Trust 2023-R07 2M1,
US 30 Day Average SOFR + 1.9500%, 7.2707%, 9/25/43 (144A)‡	1,900,581	1,913,050
Connecticut Avenue Securities Trust 2023-R08 1M1,
US 30 Day Average SOFR + 1.5000%, 6.8204%, 10/25/43 (144A)‡	3,934,039	3,950,722
Connecticut Avenue Securities Trust 2024-R01 1M1,
US 30 Day Average SOFR + 1.0500%, 6.3704%, 1/25/44 (144A)‡	3,764,032	3,764,456
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	1,129,398	1,126,703
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A,
7.4800%, 3/15/32 (144A)	3,597,142	3,638,587
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33 (144A)	1,432,637	1,443,934
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3530%, 5/15/36 (144A)‡	7,863,437	7,861,230
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8030%, 5/15/36 (144A)‡	1,482,312	1,480,954
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4091%, 4/15/26 (144A)‡	3,098,283	3,050,423
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48 (144A)	11,304,000	11,082,669
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49 (144A)	3,355,063	3,154,776
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	6,003,000	6,131,943
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	4,917,000	4,387,459
DROP Mortgage Trust 2021-FILE A,
CME Term SOFR 1 Month + 1.2645%, 6.5895%, 10/15/43 (144A)‡	2,133,961	2,050,427
Dryden Senior Loan Fund 2020-83A A,
CME Term SOFR 3 Month + 1.4816%, 6.7795%, 1/18/32 (144A)‡	2,264,477	2,265,387
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.7294%, 4/20/34 (144A)‡	2,590,000	2,592,230

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	$2,517,171	$2,456,288
Extended Stay America Trust 2021-ESH A,
CME Term SOFR 1 Month + 1.1945%, 6.5195%, 7/15/38 (144A)‡	2,363,351	2,362,807
Fannie Mae REMICS, 3.0000%, 5/25/48	2,082,392	1,838,540
Fannie Mae REMICS, 3.0000%, 11/25/49	2,650,815	2,353,934
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54 (144A)‡	4,320,000	4,330,607
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	8,992,228	7,474,458
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60 (144A)‡	1,633,457	1,578,047
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA1 M2,
US 30 Day Average SOFR + 1.8000%, 7.1204%, 1/25/51 (144A)‡	1,389,900	1,398,752
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6204%, 8/25/33 (144A)‡	8,368,865	8,537,726
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1,
US 30 Day Average SOFR + 0.8000%, 6.1204%, 10/25/41 (144A)‡	2,204,861	2,201,399
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2,
US 30 Day Average SOFR + 1.5000%, 6.8204%, 10/25/41 (144A)‡	1,721,939	1,724,345
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1,
US 30 Day Average SOFR + 0.8500%, 6.1704%, 11/25/41 (144A)‡	2,644,677	2,637,831
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5704%, 8/25/33 (144A)‡	15,221,369	15,553,431
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1,
US 30 Day Average SOFR + 0.9500%, 6.2704%, 12/25/41 (144A)‡	5,719,497	5,672,563
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2,
US 30 Day Average SOFR + 2.3500%, 7.6704%, 12/25/41 (144A)‡	2,293,831	2,300,497
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A,
US 30 Day Average SOFR + 1.3000%, 6.6204%, 2/25/42 (144A)‡	1,061,063	1,062,779
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 4/25/42 (144A)‡	1,076,176	1,090,161
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 3/25/42 (144A)‡	6,485,621	6,550,298
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 7.6204%, 8/25/42 (144A)‡	1,720,991	1,754,994
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 4/25/43 (144A)‡	1,992,434	2,028,416
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 6/25/43 (144A)‡	494,567	498,068
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1,
US 30 Day Average SOFR + 1.8500%, 7.1704%, 11/25/43 (144A)‡	3,447,076	3,479,109
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49 (144A)◊	3,739,457	3,481,584
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49 (144A)¤	29,284,552	10,948
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49 (144A)¤	9,409,674	5,029
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	11,699,803	9,812,381
GCAT 2023-INV1 A1, 6.0000%, 8/25/53 (144A)‡	7,509,932	7,493,959
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54 (144A)‡	8,791,744	8,861,407
Gracie Point International Funding 2024-1A A,
US 90 Day Average SOFR + 1.7000%, 7.0576%, 3/1/28 (144A)‡	2,608,000	2,614,725
Great Wolf Trust,
CME Term SOFR 1 Month + 1.3485%, 6.6735%, 12/15/36 (144A)‡	1,650,941	1,647,888
Great Wolf Trust,
CME Term SOFR 1 Month + 1.6485%, 6.9735%, 12/15/36 (144A)‡	917,338	913,735
Great Wolf Trust,
CME Term SOFR 1 Month + 1.9475%, 7.2725%, 12/15/36 (144A)‡	1,022,506	1,018,108
Highbridge Loan Management Ltd 2021-16A B,
CME Term SOFR 3 Month + 1.9616%, 7.2774%, 1/23/35 (144A)‡	1,569,525	1,567,904
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34 (144A)	2,826,661	2,639,101
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	1,824,180	1,768,301
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	3,649,653	3,615,393
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	6,696,000	6,530,274
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	4,540,000	4,349,032
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	336,552	333,772
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	2,989,233	2,974,630
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5594%, 3/20/30 (144A)‡	1,345,774	1,345,778
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	2,580,382	2,530,262
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	2,163,001	2,176,046
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1395%, 3/15/38 (144A)‡	9,993,858	9,883,700
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5395%, 3/15/38 (144A)‡	4,199,248	4,134,807
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6206%, 5/15/39 (144A)‡	11,353,000	11,257,085
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 7.1192%, 5/15/39 (144A)‡	1,854,000	1,827,069
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	3,137,617	3,141,136

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30 (144A)	$1,785,000	$1,788,945
Madison Park Funding Ltd 2019-35A A1R,
CME Term SOFR 3 Month + 1.2516%, 6.5694%, 4/20/32 (144A)‡	11,055,000	11,054,945
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	1,846,000	1,857,256
MED Trust 2021-MDLN A,
CME Term SOFR 1 Month + 1.0645%, 6.3895%, 11/15/38 (144A)‡	1,582,406	1,576,772
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.5895%, 11/15/38 (144A)‡	6,303,747	6,270,226
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	3,049,320	2,821,744
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	3,781,832	3,499,969
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	2,730,416	2,242,555
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	3,974,819	3,392,437
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	6,295,000	6,349,038
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2404%, 4/15/38 (144A)‡	6,475,195	6,444,091
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.7904%, 4/15/38 (144A)‡	3,655,565	3,628,988
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.0673%, 3/15/39 (144A)‡	3,432,000	3,419,325
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61 (144A)	2,779,000	2,325,947
New Residential Mortgage Loan Trust 2018-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58 (144A)‡	351,780	337,060
NRTH PARK Mortgage Trust 2024-PARK A,
CME Term SOFR 1 Month + 1.6413%, 6.9413%, 3/15/41 (144A)‡	12,462,000	12,462,490
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	724,541	695,884
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	1,441,832	1,351,725
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	3,557,967	3,292,399
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	469,944	466,779
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34 (144A)	736,965	736,757
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	4,235,629	3,915,948
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	4,690,432	3,930,787
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	8,830,612	7,379,357
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	3,269,732	2,582,409
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	8,857,725	7,425,479
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	3,756,135	3,099,907
OPEN Trust 2023-AIR A,
CME Term SOFR 1 Month + 3.0891%, 8.4144%, 10/15/28 (144A)‡	4,642,937	4,689,516
OPEN Trust 2023-AIR C,
CME Term SOFR 1 Month + 5.2359%, 10.5613%, 10/15/28 (144A)‡	1,720,063	1,728,643
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	548,164	542,121
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53 (144A)Ç	8,114,317	8,177,794
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25 (144A)Ç	2,153,133	2,153,269
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	5,968,614	5,758,033
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	4,302,943	4,144,955
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	6,639,343	6,511,134
PRP Advisors LLC 2024-RCF2 A1, 0%, 3/25/54 (144A)Ç	2,246,000	2,137,698
Rad CLO Ltd 2023-21A A,
CME Term SOFR 3 Month + 1.5900%, 0%, 1/25/33 (144A)‡	4,493,293	4,512,372
Reach Financial LLC 2022-2A A, 6.6300%, 5/15/30 (144A)	143,786	143,841
Regatta XXIII Funding Ltd 2021-4A B,
CME Term SOFR 3 Month + 1.9616%, 7.2794%, 1/20/35 (144A)‡	1,732,772	1,732,852
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A,
7.0670%, 8/25/53 (144A)‡	9,922,503	10,174,484
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A,
6.7180%, 11/25/53 (144A)‡	5,429,934	5,541,063
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	2,049,237	2,063,622
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1,
6.3060%, 3/25/54 (144A)‡	3,900,335	3,900,247
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	314,317	308,868
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	2,503,122	2,489,258
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32 (144A)	964,638	959,447
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	588,202	507,802
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	226,690	195,464
Signal Peak CLO LLC 2022-12A A1, 6.8910%, 7/10/28 (144A)‡	10,692,000	11,279,379

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3260%, 1/15/39 (144A)‡	$11,242,000	$11,162,385
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.6594%, 1/20/32 (144A)‡	8,304,000	8,308,368
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.5210%, 1/28/50 (144A)‡	389	389
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0500%, 2.6240%, 1/28/50 (144A)‡	2,196	2,196
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.1706%, 11/15/38 (144A)‡	679,373	675,935
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,278,000	1,265,953
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38 (144A)‡	5,052,469	5,447,744
THL Credit Wind River CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.4216%, 6.7394%, 7/20/34 (144A)‡	2,394,000	2,394,251
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	1,043,358	1,050,911
Towd Point Mortgage Trust 2023-CES2 A1A, 7.2940%, 10/25/63 (144A)‡	3,142,266	3,188,660
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33 (144A)‡	8,090,504	8,449,088
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	3,567,626	3,293,252
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	2,076,771	1,680,051
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	32,443	32,358
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	1,257,737	1,246,573
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	1,022,730	1,020,558
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	4,798,000	4,495,671
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	3,097,000	2,725,887
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3405%, 7/15/39 (144A)‡	2,382,000	2,185,208
VCAT Asset Securitization LLC 2021-NPL1 A1, 5.2891%, 12/26/50 (144A)Ç	375,207	372,066
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.0912%, 1/18/37 (144A)‡	1,816,486	1,793,968
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40 (144A)‡	5,860,000	5,891,353
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
CME Term SOFR 1 Month + 1.2645%, 6.5905%, 2/15/40 (144A)‡	1,007,856	999,918
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	906,981	868,309
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26 (144A)	3,575,997	3,578,902
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	2,653,331	2,430,932
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	4,062,233	4,082,957
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	6,299,332	6,345,238
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43 (144A)‡	11,450,373	11,645,225
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44 (144A)‡	5,129,269	5,122,146
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44 (144A)‡	16,666,000	16,658,324
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $783,032,050)		774,060,466
Corporate Bonds– 12.3%
Banking – 3.4%
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	9,613,000	9,944,223
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	14,186,000	14,713,295
Bank of America Corp, SOFR + 1.6500%, 1/23/35‡	6,316,000	6,357,169
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,µ	7,229,000	7,237,227
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	4,390,000	4,369,961
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	3,794,000	4,003,548
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	7,801,000	8,495,094
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	5,892,000	4,813,593
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	3,776,000	3,496,403
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30 (144A)‡	5,444,000	5,444,388
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,004,000	3,088,281
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,796,000	1,811,332
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	7,257,000	8,015,322
Capital One Financial Corp, SOFR + 2.8600%, 6.3770%, 6/8/34‡	6,274,000	6,515,637
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	11,561,000	11,147,929
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	17,397,000	17,222,789
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	2,339,000	2,335,487
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	555,000	552,802
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	2,034,000	2,036,083
Goldman Sachs Group Inc, 3.5000%, 4/1/25	12,173,000	11,942,544
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	4,467,000	4,451,597
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	7,427,000	7,482,175
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	7,488,000	7,784,616
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	3,543,000	3,528,488
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	6,421,000	6,860,148
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	2,000,000	1,993,467

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	$4,950,000	$4,932,748
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	8,296,000	8,003,578
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	3,898,981
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	3,223,000	2,981,252
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	730,000	694,868
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,890,000	6,884,439
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,523,000	4,694,128
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	6,139,000	6,158,028
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	8,080,000	6,806,861
Nordea Bank Abp, 5.3750%, 9/22/27 (144A)	9,960,000	10,027,742
PNC Financial Services Group Inc/The, SOFR + 1.8410%, 5.5820%, 6/12/29‡	5,532,000	5,599,383
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	7,688,000	8,418,588
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	2,829,000	2,935,414
Toronto-Dominion Bank/The, 5.5230%, 7/17/28	7,421,000	7,578,881
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	4,253,000	4,310,403
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	3,215,000	3,211,250
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	2,648,000	2,659,433
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.5200%, 5.4280%, 2/8/30 (144A)‡	6,257,000	6,266,274
UBS Group AG, 5.6990%, 2/8/35 (144A)	5,281,000	5,307,725
US Bancorp, SOFR + 2.0200%, 5.7750%, 6/12/29‡	6,821,000	6,940,038
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	6,844,000	6,874,231
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	4,902,000	4,949,694
US Bancorp,
US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	6,449,000	5,073,773
Wells Fargo & Co, SOFR + 1.5000%, 5.1980%, 1/23/30‡	9,699,000	9,678,555
Wells Fargo & Co, SOFR + 1.7800%, 5.4990%, 1/23/35‡	3,175,000	3,182,475
		303,712,340
Basic Industry – 0.3%
Celanese US Holdings LLC, 6.3500%, 11/15/28	3,134,000	3,246,693
Celanese US Holdings LLC, 6.3300%, 7/15/29	3,103,000	3,217,657
Celanese US Holdings LLC, 6.5500%, 11/15/30	7,857,000	8,264,141
Celanese US Holdings LLC, 6.7000%, 11/15/33	7,655,000	8,161,959
		22,890,450
Brokerage – 0.5%
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	9,215,000	9,613,042
LPL Holdings Inc, 6.7500%, 11/17/28	10,435,000	10,928,674
Nasdaq Inc, 5.3500%, 6/28/28	1,572,000	1,592,283
Nasdaq Inc, 5.5500%, 2/15/34	10,515,000	10,692,369
Nasdaq Inc, 5.9500%, 8/15/53	4,964,000	5,231,102
Nasdaq Inc, 6.1000%, 6/28/63	2,108,000	2,247,743
		40,305,213
Capital Goods – 0.6%
BAE Systems PLC, 5.1250%, 3/26/29 (144A)	3,178,000	3,188,996
BAE Systems PLC, 5.2500%, 3/26/31 (144A)	1,187,000	1,191,865
BAE Systems PLC, 5.3000%, 3/26/34 (144A)	4,669,000	4,692,405
General Dynamics Corp, 3.5000%, 4/1/27	2,033,000	1,963,467
L3Harris Technologies Inc, 5.4000%, 7/31/33	5,542,000	5,576,826
Lockheed Martin Corp, 4.4500%, 5/15/28	2,938,000	2,910,083
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	5,593,000	5,669,978
RTX Corp, 5.7500%, 1/15/29	2,963,000	3,065,875
RTX Corp, 6.0000%, 3/15/31	5,958,000	6,263,092
TransDigm Inc, 6.3750%, 3/1/29 (144A)	2,076,000	2,082,463
TransDigm Inc, 6.6250%, 3/1/32 (144A)	9,352,000	9,448,241
WESCO Distribution Inc, 6.3750%, 3/15/29 (144A)	3,947,000	3,987,579
WESCO Distribution Inc, 6.6250%, 3/15/32 (144A)	4,996,000	5,076,875
		55,117,745
Communications – 0.6%
American Tower Corp, 5.2000%, 2/15/29	3,872,000	3,870,117
American Tower Corp, 5.4500%, 2/15/34	6,196,000	6,206,099
AT&T Inc, 3.6500%, 9/15/59	604,000	420,512
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.6500%, 2/1/34	23,148,000	23,727,731
Comcast Corp, 4.5500%, 1/15/29	4,722,000	4,683,994
T-Mobile USA Inc, 4.8500%, 1/15/29	5,089,000	5,051,304
T-Mobile USA Inc, 5.1500%, 4/15/34	4,355,000	4,340,418
		48,300,175
Consumer Cyclical – 0.7%
CBRE Services Inc, 5.9500%, 8/15/34	17,345,000	17,800,831
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	6,786,000	6,813,001
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	5,298,000	5,327,280
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,887,000	2,011,839

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	$1,856,000	$1,969,901
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,812,000	4,101,373
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,574,380
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	338,250
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,841,000	5,102,191
LKQ Corp, 5.7500%, 6/15/28	6,947,000	7,069,849
LKQ Corp, 6.2500%, 6/15/33	6,533,000	6,802,422
		59,911,317
Consumer Non-Cyclical – 1.8%
AbbVie Inc, 4.8000%, 3/15/29	5,589,000	5,597,200
AbbVie Inc, 4.9500%, 3/15/31	4,833,000	4,867,490
AbbVie Inc, 5.4000%, 3/15/54	3,013,000	3,101,264
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	4,757,000	4,807,486
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	3,002,459
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	1,957,057
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27	3,423,000	3,275,728
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,156,922
HCA Inc, 5.3750%, 9/1/26	883,000	882,794
HCA Inc, 5.2000%, 6/1/28	1,886,000	1,891,336
HCA Inc, 5.6250%, 9/1/28	2,351,000	2,380,213
HCA Inc, 5.8750%, 2/1/29	1,902,000	1,944,678
HCA Inc, 5.4500%, 4/1/31	3,544,000	3,562,486
HCA Inc, 3.6250%, 3/15/32	3,617,000	3,201,902
HCA Inc, 5.5000%, 6/1/33	6,170,000	6,192,208
HCA Inc, 5.6000%, 4/1/34	5,683,000	5,722,339
Illumina Inc, 5.8000%, 12/12/25	3,833,000	3,839,401
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	5,277,000	5,200,566
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	2,646,000	2,264,010
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	4,058,000	3,309,546
Nestle Capital Corp, 4.7500%, 3/12/31 (144A)	10,712,000	10,678,766
Nestle Capital Corp, 4.8750%, 3/12/34 (144A)	11,346,000	11,344,480
Pilgrim's Pride Corp, 6.2500%, 7/1/33	7,777,000	7,947,215
Polaris Inc, 6.9500%, 3/15/29	6,584,000	7,003,348
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	2,702,736
Smith & Nephew PLC, 5.4000%, 3/20/34	4,965,000	4,940,480
Solventum Corp, 5.4000%, 3/1/29 (144A)	6,889,000	6,902,886
Solventum Corp, 5.4500%, 3/13/31 (144A)	10,557,000	10,529,712
Solventum Corp, 5.6000%, 3/23/34 (144A)	13,920,000	13,965,524
Solventum Corp, 6.0000%, 5/15/64 (144A)	4,900,000	4,857,165
Sysco Corp, 5.7500%, 1/17/29	2,995,000	3,081,663
Universal Health Services Inc, 2.6500%, 10/15/30	10,551,000	8,946,686
		161,057,746
Electric – 0.7%
American Electric Power Co Inc, 5.6250%, 3/1/33	7,210,000	7,319,968
Duke Energy Corp, 4.3000%, 3/15/28	4,905,000	4,792,011
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	4,842,000	3,951,761
Exelon Corp, 5.4500%, 3/15/34	6,072,000	6,112,843
Georgia Power Co, 4.6500%, 5/16/28	3,719,000	3,681,855
Georgia Power Co, 4.9500%, 5/17/33	5,879,000	5,796,542
Georgia Power Co, 5.2500%, 3/15/34	4,935,000	4,984,830
National Grid PLC, 5.6020%, 6/12/28	2,632,000	2,681,076
National Grid PLC, 5.8090%, 6/12/33	5,522,000	5,641,204
Southern Co, 5.7000%, 3/15/34	5,272,000	5,437,247
Xcel Energy Inc, 5.4500%, 8/15/33	12,481,000	12,404,941
		62,804,278
Energy – 0.7%
Cheniere Energy Inc, 5.6500%, 4/15/34 (144A)	7,295,000	7,347,092
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30 (144A)	1,790,000	1,836,488
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33 (144A)	4,304,000	4,459,137
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43 (144A)	868,000	931,443
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53 (144A)	4,489,000	4,863,490
DT Midstream Inc, 4.3750%, 6/15/31 (144A)	5,244,000	4,749,092
Enbridge Inc, 6.0000%, 11/15/28	3,932,000	4,088,227
Enbridge Inc, 6.2000%, 11/15/30	1,512,000	1,601,858
Enbridge Inc, 5.7000%, 3/8/33	3,868,000	3,961,427
Energy Transfer LP, 5.5500%, 2/15/28	4,769,000	4,836,586
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	182,522
EQT Corp, 5.7000%, 4/1/28	2,465,000	2,488,011
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	3,621,000	3,503,917
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,602,000	4,184,372
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,536,000	2,687,399
Occidental Petroleum Corp, 6.1250%, 1/1/31	4,546,000	4,707,883

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Energy– (continued)
Viper Energy Partners LP, 7.3750%, 11/1/31 (144A)	$6,827,000	$7,097,187
		63,526,131
Finance Companies – 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	3,328,000	3,244,454
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A)	5,166,000	5,386,075
Blackstone Private Credit Fund, 6.2500%, 1/25/31 (144A)	5,529,000	5,552,125
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	5,212,000	5,339,387
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29 (144A)	313,000	317,952
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31 (144A)	381,000	387,793
OWL Rock Core Income Corp, 4.7000%, 2/8/27	877,000	831,981
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	3,051,000	3,165,333
		24,225,100
Government Sponsored – 0.1%
Electricite de France SA, 5.7000%, 5/23/28 (144A)	3,030,000	3,073,961
Electricite de France SA, 6.2500%, 5/23/33 (144A)	4,750,000	4,975,301
		8,049,262
Insurance – 1.1%
Aon North America Inc, 5.3000%, 3/1/31	7,698,000	7,755,520
Aon North America Inc, 5.4500%, 3/1/34	15,757,000	15,938,880
Aon North America Inc, 5.7500%, 3/1/54	7,425,000	7,612,144
Arthur J Gallagher & Co, 6.5000%, 2/15/34	3,511,000	3,775,623
Arthur J Gallagher & Co, 5.4500%, 7/15/34	6,755,000	6,799,669
Athene Global Funding, 2.7170%, 1/7/29 (144A)	6,386,000	5,626,907
Athene Global Funding, 2.6460%, 10/4/31 (144A)	5,823,000	4,751,032
Brown & Brown Inc, 4.9500%, 3/17/52	5,658,000	4,994,888
Centene Corp, 4.2500%, 12/15/27	16,441,000	15,676,154
Centene Corp, 2.4500%, 7/15/28	4,942,000	4,382,138
Centene Corp, 3.0000%, 10/15/30	5,197,000	4,455,891
Humana Inc, 5.3750%, 4/15/31	7,015,000	7,018,781
Humana Inc, 5.8750%, 3/1/33	1,812,000	1,869,877
Humana Inc, 5.9500%, 3/15/34	3,023,000	3,138,945
Humana Inc, 5.7500%, 4/15/54	4,648,000	4,678,284
		98,474,733
Professional Services – 0.1%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	7,687,000	7,952,255
Real Estate Investment Trusts (REITs) – 0.3%
Agree LP, 2.0000%, 6/15/28	3,231,000	2,840,797
Agree LP, 2.9000%, 10/1/30	2,058,000	1,769,292
Agree LP, 2.6000%, 6/15/33	2,424,000	1,903,391
American Tower Trust I, 5.4900%, 3/15/28 (144A)	11,317,000	11,379,085
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	4,465,596
Sun Communities Operating LP, 2.7000%, 7/15/31	6,161,000	5,073,565
		27,431,726
Technology – 1.1%
Analog Devices Inc, 2.9500%, 4/1/25	2,815,000	2,750,508
Constellation Software Inc/Canada, 5.1580%, 2/16/29 (144A)	2,126,000	2,123,740
Constellation Software Inc/Canada, 5.4610%, 2/16/34 (144A)	6,181,000	6,221,347
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	3,797,000	3,236,808
Fiserv Inc, 5.4500%, 3/2/28	6,013,000	6,083,286
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	18,191,000	18,218,423
Global Payments Inc, 2.1500%, 1/15/27	3,318,000	3,061,807
Leidos Inc, 2.3000%, 2/15/31	1,365,000	1,128,262
Leidos Inc, 5.7500%, 3/15/33	4,558,000	4,672,667
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000	3,418,128
Marvell Technology Inc, 4.8750%, 6/22/28	4,065,000	4,011,275
Marvell Technology Inc, 5.7500%, 2/15/29	3,340,000	3,418,517
MSCI Inc, 4.0000%, 11/15/29 (144A)	1,463,000	1,352,860
MSCI Inc, 3.6250%, 9/1/30 (144A)	8,577,000	7,612,780
MSCI Inc, 3.8750%, 2/15/31 (144A)	6,019,000	5,368,269
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,155,847
Trimble Inc, 4.7500%, 12/1/24	5,510,000	5,461,074
Trimble Inc, 4.9000%, 6/15/28	2,548,000	2,533,063
Trimble Inc, 6.1000%, 3/15/33	9,063,000	9,467,995
Workday Inc, 3.5000%, 4/1/27	2,530,000	2,422,632
Workday Inc, 3.8000%, 4/1/32	4,129,000	3,759,767
		99,479,055
Transportation – 0%
GXO Logistics Inc, 1.6500%, 7/15/26	4,255,000	3,901,329
Total Corporate Bonds (cost $1,096,462,192)		1,087,138,855
Mortgage-Backed Securities– 10.9%
Fannie Mae:
5.0000%, TBA, 30 Year Maturity	12,412,325	12,112,034

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae– (continued)
5.5000%, TBA, 30 Year Maturity	$14,259,886	$14,186,619
2.5000%, TBA, 30 Year Maturity	34,618,930	28,632,902
		54,931,555
Fannie Mae Pool:
3.0000%, 10/1/34	241,596	226,705
2.5000%, 11/1/34	187,446	172,281
3.0000%, 11/1/34	112,823	105,869
3.0000%, 12/1/34	108,776	102,064
2.5000%, 12/1/36	11,999,161	10,988,157
6.0000%, 2/1/37	47,886	50,004
4.5000%, 11/1/42	266,203	260,685
3.0000%, 1/1/43	165,146	147,925
3.0000%, 2/1/43	38,923	34,725
3.0000%, 5/1/43	391,543	349,061
5.0000%, 7/1/44	29,237	29,158
4.5000%, 10/1/44	646,561	631,321
4.5000%, 3/1/45	1,022,138	998,045
4.0000%, 5/1/45	220,202	208,497
4.5000%, 6/1/45	521,620	508,475
4.5000%, 2/1/46	1,164,733	1,140,562
3.0000%, 3/1/47	1,266,264	1,117,399
3.5000%, 8/1/47	219,185	201,901
4.0000%, 10/1/47	1,241,966	1,169,617
4.0000%, 11/1/47	1,736,187	1,635,092
3.5000%, 12/1/47	103,288	95,144
3.5000%, 12/1/47	65,011	59,885
3.5000%, 1/1/48	632,051	580,400
4.0000%, 1/1/48	2,349,346	2,220,799
4.0000%, 1/1/48	2,288,519	2,161,388
4.0000%, 1/1/48	1,036,975	976,568
3.0000%, 2/1/48	617,395	545,159
3.5000%, 3/1/48	102,434	94,241
4.0000%, 3/1/48	677,730	640,060
4.5000%, 3/1/48	28,275	27,322
5.0000%, 5/1/48	599,789	595,152
4.5000%, 6/1/48	1,330,325	1,285,498
4.0000%, 7/1/48	1,506,168	1,415,891
4.0000%, 8/1/48	683,204	642,254
4.5000%, 8/1/48	13,539	13,083
4.0000%, 9/1/48	1,656,375	1,559,886
4.0000%, 10/1/48	561,479	528,344
4.0000%, 11/1/48	1,767,853	1,661,891
4.0000%, 12/1/48	276,132	259,581
4.0000%, 2/1/49	347,544	326,712
3.5000%, 5/1/49	3,175,881	2,876,007
4.0000%, 6/1/49	227,300	213,425
4.5000%, 6/1/49	111,525	107,693
3.0000%, 8/1/49	796,802	688,060
4.5000%, 8/1/49	167,161	161,418
3.0000%, 9/1/49	4,460,500	3,890,143
3.0000%, 9/1/49	164,172	144,784
4.0000%, 9/1/49	1,074,583	1,009,038
4.0000%, 11/1/49	3,745,456	3,520,960
4.0000%, 11/1/49	327,744	307,916
4.5000%, 1/1/50	2,937,916	2,838,919
4.5000%, 1/1/50	220,154	212,601
4.0000%, 3/1/50	5,472,299	5,149,351
4.0000%, 3/1/50	2,945,177	2,768,648
4.0000%, 3/1/50	1,132,817	1,064,918
4.0000%, 4/1/50	744,527	697,850
3.0000%, 7/1/50	6,889,428	5,995,400
3.0000%, 7/1/50	2,311,200	2,011,280
4.5000%, 7/1/50	4,839,864	4,613,065
2.5000%, 8/1/50	21,198,986	17,902,268
2.5000%, 8/1/50	621,116	524,525
4.0000%, 8/1/50	634,459	594,682
3.0000%, 9/1/50	270,629	235,342
4.0000%, 9/1/50	5,695,265	5,347,593
4.0000%, 10/1/50	5,973,965	5,612,544
4.5000%, 10/1/50	3,598,242	3,476,994
4.5000%, 12/1/50	5,080,366	4,906,072
4.0000%, 1/1/51	3,834,013	3,599,963
3.5000%, 2/1/51	4,415,547	3,998,622
4.0000%, 3/1/51	15,323,036	14,387,630

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 3/1/51	$295,257	$277,233
4.0000%, 3/1/51	148,968	140,039
4.0000%, 8/1/51	2,722,663	2,559,471
4.0000%, 10/1/51	16,124,700	15,140,356
4.0000%, 10/1/51	2,164,862	2,032,706
3.0000%, 12/1/51	47,840,714	41,647,350
2.5000%, 1/1/52	3,927,089	3,296,853
3.5000%, 1/1/52	1,971,020	1,797,379
2.5000%, 2/1/52	19,072,929	16,000,199
2.5000%, 2/1/52	18,319,208	15,344,014
2.5000%, 2/1/52	10,205,349	8,494,740
3.5000%, 2/1/52	5,191,872	4,733,680
2.5000%, 3/1/52	7,841,306	6,578,038
2.5000%, 3/1/52	7,791,134	6,534,710
2.5000%, 3/1/52	7,683,276	6,423,534
2.5000%, 3/1/52	2,929,741	2,458,008
2.5000%, 3/1/52	688,046	577,090
2.5000%, 3/1/52	592,810	497,212
2.5000%, 3/1/52	543,670	456,082
2.5000%, 3/1/52	232,787	195,317
3.0000%, 3/1/52	3,708,692	3,232,510
3.5000%, 3/1/52	18,818,376	17,133,641
3.5000%, 3/1/52	3,644,786	3,322,797
3.0000%, 4/1/52	8,114,698	7,049,959
3.0000%, 4/1/52	3,161,458	2,757,774
3.0000%, 4/1/52	2,703,740	2,356,381
3.5000%, 4/1/52	2,699,267	2,456,777
3.5000%, 4/1/52	2,060,389	1,875,930
3.5000%, 4/1/52	1,460,469	1,330,049
3.5000%, 4/1/52	880,341	801,255
3.5000%, 4/1/52	494,697	450,594
3.5000%, 4/1/52	446,189	406,344
4.0000%, 4/1/52	2,301,961	2,153,833
4.5000%, 4/1/52	453,645	433,032
4.5000%, 4/1/52	383,897	366,453
4.5000%, 4/1/52	220,083	210,021
4.5000%, 4/1/52	199,888	190,749
4.5000%, 4/1/52	174,707	166,720
4.5000%, 4/1/52	112,502	107,360
2.5000%, 5/1/52	19,627,776	16,426,320
3.5000%, 5/1/52	1,479,328	1,346,203
4.5000%, 5/1/52	609,181	581,330
3.0000%, 6/1/52	4,060,772	3,514,753
3.5000%, 6/1/52	8,805,353	8,012,956
3.5000%, 6/1/52	5,010,907	4,565,907
3.0000%, 7/1/52	4,771,422	4,136,973
3.5000%, 7/1/52	1,278,456	1,163,408
3.5000%, 7/1/52	465,971	424,518
4.5000%, 7/1/52	2,454,963	2,343,822
3.5000%, 8/1/52	861,148	783,520
5.0000%, 9/1/52	4,299,850	4,203,610
5.5000%, 9/1/52	11,065,341	11,066,257
5.0000%, 10/1/52	1,981,556	1,946,434
5.0000%, 10/1/52	871,584	856,136
5.0000%, 11/1/52	4,860,619	4,774,467
5.5000%, 11/1/52	4,227,468	4,257,349
5.0000%, 1/1/53	1,205,603	1,184,234
5.0000%, 1/1/53	390,724	383,799
6.0000%, 1/1/53	3,130,658	3,170,160
5.0000%, 2/1/53	496,023	487,230
5.0000%, 3/1/53	1,053,995	1,027,946
5.0000%, 3/1/53	285,465	280,195
5.5000%, 3/1/53	200,136	200,417
5.0000%, 4/1/53	1,335,486	1,302,480
5.0000%, 4/1/53	552,238	542,044
5.0000%, 4/1/53	322,041	314,082
5.0000%, 4/1/53	274,540	267,755
5.5000%, 4/1/53	95,688	95,801
5.0000%, 5/1/53	281,328	276,135
5.5000%, 5/1/53	177,076	177,265
5.5000%, 5/1/53	92,243	92,342
5.0000%, 6/1/53	1,081,136	1,071,907
5.0000%, 6/1/53	399,476	391,256
5.0000%, 6/1/53	342,879	336,549

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
5.5000%, 6/1/53	$10,501,546	$10,566,143
5.5000%, 6/1/53	166,193	167,122
4.5000%, 7/1/53	2,374,977	2,297,243
5.0000%, 7/1/53	3,788,407	3,755,411
5.0000%, 7/1/53	1,319,118	1,309,817
5.5000%, 7/1/53	13,285,005	13,209,773
5.5000%, 7/1/53	476,769	477,173
5.5000%, 7/1/53	286,813	288,310
4.5000%, 8/1/53	1,976,558	1,911,864
5.0000%, 8/1/53	5,229,391	5,188,224
5.0000%, 8/1/53	344,975	338,860
5.0000%, 9/1/53	813,017	805,936
5.5000%, 9/1/53	8,198,283	8,239,543
6.0000%, 9/1/53	7,383,451	7,476,641
5.5000%, 11/1/53	2,942,701	2,989,137
5.0000%, 12/1/53	483,022	479,219
6.0000%, 1/1/54	3,180,058	3,220,195
5.0000%, 3/1/54	6,522,432	6,376,610
5.5000%, 3/1/54	5,377,258	5,461,898
3.5000%, 8/1/56	2,686,933	2,393,497
3.0000%, 2/1/57	2,671,424	2,291,068
3.0000%, 6/1/57	48,380	41,441
2.5000%, 3/1/62	20,500,964	16,293,841
		494,195,228
Freddie Mac Gold Pool:
4.0000%, 8/1/48	762,994	718,166
4.0000%, 9/1/48	490,619	461,799
		1,179,965
Freddie Mac Pool:
3.0000%, 5/1/31	2,407,930	2,299,150
3.0000%, 9/1/32	556,305	526,370
3.0000%, 10/1/32	269,415	254,584
3.0000%, 1/1/33	335,407	316,985
2.5000%, 12/1/33	2,509,110	2,362,525
3.0000%, 10/1/34	623,562	585,085
3.0000%, 10/1/34	289,848	271,983
2.5000%, 11/1/34	722,904	664,418
2.5000%, 11/1/34	197,723	181,727
2.5000%, 6/1/37	8,387,150	7,651,715
6.0000%, 4/1/40	728,054	760,350
4.5000%, 5/1/44	198,036	193,045
3.0000%, 1/1/46	117,914	105,570
3.5000%, 7/1/46	475,648	437,565
4.0000%, 3/1/47	261,572	247,364
3.5000%, 12/1/47	1,529,724	1,402,619
3.5000%, 2/1/48	569,166	521,160
4.0000%, 3/1/48	601,269	567,850
4.5000%, 3/1/48	22,249	21,499
4.0000%, 4/1/48	598,049	564,286
4.0000%, 4/1/48	559,194	525,677
4.0000%, 4/1/48	131,390	123,515
4.0000%, 5/1/48	976,333	917,813
4.5000%, 7/1/48	147,466	142,497
5.0000%, 9/1/48	29,937	29,675
4.0000%, 11/1/48	158,497	148,997
4.0000%, 12/1/48	1,950,372	1,833,421
4.5000%, 12/1/48	493,432	479,645
4.5000%, 6/1/49	134,718	130,086
4.0000%, 7/1/49	1,412,660	1,326,494
4.5000%, 7/1/49	1,096,773	1,059,060
4.5000%, 7/1/49	171,591	165,695
3.0000%, 8/1/49	244,957	211,527
4.5000%, 8/1/49	1,009,511	974,798
3.0000%, 12/1/49	309,029	269,514
3.0000%, 12/1/49	241,334	210,475
4.5000%, 1/1/50	683,526	660,023
4.5000%, 1/1/50	187,945	181,497
3.5000%, 3/1/50	144,827	130,027
4.0000%, 3/1/50	1,941,807	1,825,418
4.5000%, 3/1/50	2,336,782	2,216,970
4.0000%, 6/1/50	3,122,627	2,940,926
2.5000%, 8/1/50	311,470	263,129
2.5000%, 8/1/50	119,925	101,275

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
2.5000%, 9/1/50	$577,265	$487,315
4.5000%, 9/1/50	5,507,075	5,321,506
4.0000%, 10/1/50	492,125	462,083
4.5000%, 10/1/50	2,979,588	2,877,366
4.0000%, 11/1/50	3,389,216	3,182,319
2.5000%, 6/1/51	6,447,918	5,433,192
2.5000%, 9/1/51	11,257,266	9,424,600
2.5000%, 10/1/51	14,219,519	11,892,511
2.5000%, 11/1/51	4,452,671	3,744,988
2.5000%, 1/1/52	1,189,421	998,566
2.5000%, 1/1/52	741,586	622,361
2.5000%, 2/1/52	1,804,901	1,514,124
3.0000%, 2/1/52	1,016,936	886,444
3.0000%, 2/1/52	673,661	587,746
2.5000%, 3/1/52	9,819,569	8,200,427
2.5000%, 3/1/52	281,096	235,765
3.0000%, 3/1/52	1,021,272	890,946
4.5000%, 3/1/52	94,509	90,214
3.5000%, 4/1/52	2,118,764	1,932,107
3.5000%, 4/1/52	1,076,425	979,723
3.5000%, 4/1/52	1,048,948	954,715
3.5000%, 4/1/52	307,667	280,192
3.5000%, 4/1/52	290,916	265,171
2.5000%, 5/1/52	4,103,428	3,434,452
3.0000%, 6/1/52	13,115,377	11,442,715
3.5000%, 6/1/52	4,654,346	4,243,592
4.5000%, 8/1/52	8,397,755	8,016,571
5.0000%, 8/1/52	4,376,987	4,338,067
5.5000%, 9/1/52	2,506,581	2,521,818
5.0000%, 10/1/52	5,991,466	5,885,270
5.0000%, 10/1/52	3,899,756	3,830,635
5.0000%, 10/1/52	120,088	117,959
5.5000%, 10/1/52	139,183	140,193
5.0000%, 1/1/53	225,151	221,160
5.0000%, 1/1/53	195,396	191,933
6.0000%, 1/1/53	4,738,882	4,785,439
6.0000%, 1/1/53	1,535,294	1,554,666
5.0000%, 3/1/53	1,667,281	1,626,074
5.0000%, 3/1/53	825,864	810,618
5.0000%, 3/1/53	799,085	784,334
5.0000%, 3/1/53	309,362	301,716
5.0000%, 4/1/53	988,588	968,247
5.0000%, 5/1/53	4,845,132	4,745,437
5.0000%, 5/1/53	2,024,630	1,982,971
5.0000%, 5/1/53	1,142,222	1,118,719
5.0000%, 5/1/53	220,299	216,232
5.5000%, 5/1/53	2,015,564	2,019,856
5.5000%, 5/1/53	396,740	397,165
5.0000%, 6/1/53	784,495	765,095
5.0000%, 6/1/53	770,703	751,629
5.0000%, 6/1/53	759,976	744,339
5.0000%, 6/1/53	753,188	734,573
5.0000%, 6/1/53	614,134	598,946
5.0000%, 6/1/53	465,368	453,867
5.0000%, 6/1/53	434,466	423,728
5.0000%, 6/1/53	291,715	284,495
5.5000%, 6/1/53	909,274	910,248
5.5000%, 6/1/53	742,811	738,605
5.5000%, 6/1/53	611,512	608,049
5.5000%, 6/1/53	587,167	583,842
5.5000%, 6/1/53	474,085	471,392
5.0000%, 7/1/53	3,431,093	3,352,728
5.0000%, 7/1/53	1,449,392	1,436,768
5.0000%, 7/1/53	1,114,780	1,105,264
5.0000%, 7/1/53	940,707	917,457
5.5000%, 7/1/53	2,144,532	2,146,351
5.5000%, 7/1/53	1,449,234	1,441,027
5.5000%, 7/1/53	1,378,964	1,380,134
5.0000%, 8/1/53	17,544,538	17,406,422
5.0000%, 9/1/53	331,920	328,461
5.5000%, 9/1/53	2,123,818	2,151,731
6.0000%, 9/1/53	16,422,038	16,779,771
6.0000%, 10/1/53	9,232,947	9,350,309
6.5000%, 11/1/53	6,089,117	6,279,658

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
5.5000%, 4/1/54	$1,439,760	$1,462,676
		237,371,789
Ginnie Mae:
5.0000%, TBA, 30 Year Maturity	6,595,041	6,481,158
4.5000%, TBA, 30 Year Maturity	9,372,944	9,004,175
3.5000%, TBA, 30 Year Maturity	32,384,335	29,473,987
2.5000%, TBA, 30 Year Maturity	34,721,354	29,623,349
4.0000%, TBA, 30 Year Maturity	17,210,047	16,109,791
		90,692,460
Ginnie Mae I Pool:
4.0000%, 1/15/45	2,437,787	2,338,910
4.5000%, 8/15/46	2,618,643	2,546,736
4.0000%, 7/15/47	489,842	462,874
4.0000%, 8/15/47	64,531	61,145
4.0000%, 11/15/47	73,868	69,801
4.0000%, 12/15/47	219,657	207,563
		5,687,029
Ginnie Mae II Pool:
3.0000%, 11/20/46	10,549,897	9,441,137
4.0000%, 8/20/47	298,458	283,001
4.0000%, 8/20/47	43,852	41,581
4.0000%, 8/20/47	41,310	39,171
4.5000%, 2/20/48	245,064	238,332
4.0000%, 5/20/48	123,673	116,946
4.5000%, 5/20/48	425,852	414,054
4.5000%, 5/20/48	95,740	93,088
4.0000%, 6/20/48	1,252,152	1,184,042
5.0000%, 8/20/48	850,106	847,556
3.5000%, 5/20/49	14,076,165	12,926,098
2.5000%, 3/20/51	13,321,881	11,371,514
3.0000%, 4/20/51	11,607,395	10,262,660
3.0000%, 7/20/51	6,593,562	5,818,843
3.0000%, 8/20/51	14,904,179	13,163,676
2.5000%, 1/20/52	16,590,929	13,926,226
		80,167,925
Total Mortgage-Backed Securities (cost $993,801,233)		964,225,951
United States Treasury Notes/Bonds– 3.7%
4.2500%, 3/15/27	14,814,000	14,745,717
4.2500%, 2/28/29	130,488,600	130,661,905
4.2500%, 2/28/31	4,211,000	4,218,238
4.0000%, 2/15/34	37,375,500	36,756,468
4.5000%, 2/15/44	71,048,000	71,436,544
4.7500%, 11/15/53	62,412,500	66,625,344
Total United States Treasury Notes/Bonds (cost $322,208,287)		324,444,216
Common Stocks– 63.0%
Aerospace & Defense – 0.6%
General Dynamics Corp	205,346	58,008,192
Banks – 1.4%
JPMorgan Chase & Co	607,716	121,725,515
Beverages – 1.2%
Constellation Brands Inc - Class A	172,595	46,904,417
Monster Beverage Corp*	1,025,975	60,819,798
		107,724,215
Biotechnology – 1.4%
AbbVie Inc	377,542	68,750,398
Amgen Inc	72,440	20,596,141
Vertex Pharmaceuticals Inc*	79,218	33,113,916
		122,460,455
Building Products – 0.5%
Trane Technologies PLC	157,710	47,344,542
Capital Markets – 1.9%
Charles Schwab Corp	530,656	38,387,655
CME Group Inc	244,864	52,716,771
Morgan Stanley	801,579	75,476,679
		166,581,105
Chemicals – 0.5%
Corteva Inc	773,660	44,616,972
Communications Equipment – 0.2%
Motorola Solutions Inc	51,308	18,213,314
Consumer Finance – 1.5%
American Express Co	573,345	130,544,923
Diversified Financial Services – 2.4%
Mastercard Inc - Class A	439,351	211,578,261

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electrical Equipment – 0.4%
Rockwell Automation Inc	118,147	$34,419,765
Energy Equipment & Services – 0.4%
Schlumberger Ltd	603,356	33,069,942
Entertainment – 0.7%
Netflix Inc*	58,045	35,252,470
Walt Disney Co	232,445	28,441,970
		63,694,440
Food & Staples Retailing – 1.3%
Costco Wholesale Corp	89,721	65,732,296
Sysco Corp	635,787	51,613,189
		117,345,485
Food Products – 0.4%
Hershey Co	170,157	33,095,536
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	723,230	82,202,322
Edwards Lifesciences Corp*	376,330	35,962,095
Stryker Corp	145,594	52,103,725
		170,268,142
Health Care Providers & Services – 2.1%
HCA Healthcare Inc	98,703	32,920,412
UnitedHealth Group Inc	311,472	154,085,198
		187,005,610
Hotels, Restaurants & Leisure – 4.2%
Booking Holdings Inc	20,618	74,799,630
Chipotle Mexican Grill Inc*	14,296	41,555,184
Hilton Worldwide Holdings Inc	481,838	102,780,864
McDonald's Corp	345,566	97,432,334
Starbucks Corp	596,587	54,522,086
		371,090,098
Household Products – 0.8%
Procter & Gamble Co	415,940	67,486,265
Industrial Conglomerates – 0.9%
Honeywell International Inc	371,195	76,187,774
Information Technology Services – 1.3%
Accenture PLC	333,257	115,510,209
Insurance – 2.0%
Marsh & McLennan Cos Inc	200,165	41,229,987
Progressive Corp/The	642,523	132,886,607
		174,116,594
Interactive Media & Services – 4.9%
Alphabet Inc - Class C*	1,561,202	237,708,617
Meta Platforms Inc - Class A	397,057	192,802,938
		430,511,555
Life Sciences Tools & Services – 1.1%
Danaher Corp	103,653	25,884,227
Thermo Fisher Scientific Inc	120,734	70,171,808
		96,056,035
Machinery – 1.0%
Deere & Co	213,654	87,756,244
Media – 0.6%
Comcast Corp - Class A	1,166,290	50,558,671
Multiline Retail – 2.3%
Amazon.com Inc*	1,134,012	204,553,085
Oil, Gas & Consumable Fuels – 1.4%
Chevron Corp	332,909	52,513,066
ConocoPhillips	589,908	75,083,490
		127,596,556
Pharmaceuticals – 2.3%
Eli Lilly & Co	126,426	98,354,371
Merck & Co Inc	544,960	71,907,472
Zoetis Inc	204,210	34,554,374
		204,816,217
Professional Services – 0.6%
Automatic Data Processing Inc	230,270	57,507,630
Semiconductor & Semiconductor Equipment – 7.2%
KLA Corp	96,571	67,461,603
Lam Research Corp	143,953	139,860,416
NVIDIA Corp	401,138	362,452,251
Texas Instruments Inc	361,928	63,051,477
		632,825,747
Software – 8.4%
Adobe Inc*	104,945	52,955,247
Cadence Design Systems Inc*	81,223	25,283,095

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
Intuit Inc	79,477	$51,660,050
Microsoft Corp	1,331,241	560,079,714
Oracle Corp	422,339	53,050,002
		743,028,108
Specialty Retail – 1.5%
Home Depot Inc	191,052	73,287,547
TJX Cos Inc	630,961	63,992,065
		137,279,612
Technology Hardware, Storage & Peripherals – 2.8%
Apple Inc	1,446,017	247,962,995
Textiles, Apparel & Luxury Goods – 0.9%
NIKE Inc - Class B	829,844	77,988,739
Total Common Stocks (cost $2,629,580,813)		5,570,528,548
Investment Companies– 3.1%
Money Markets – 3.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $274,796,351)	274,761,733	274,816,685
Total Investments (total cost $6,099,880,926) – 101.7%		8,995,214,721
Liabilities, net of Cash, Receivables and Other Assets – (1.7)%		(153,363,996)
Net Assets – 100%		$8,841,850,725

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$8,880,313,090	98.7%
Canada	30,389,073	0.4
United Kingdom	28,001,287	0.3
France	16,990,053	0.2
Switzerland	11,573,999	0.1
Finland	10,027,742	0.1
Japan	7,868,162	0.1
Australia	6,806,861	0.1
Ireland	3,244,454	0.0

Total	$8,995,214,721	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$3,988,096	$1,406	$(1,406)	$274,816,685

	Value at 12/31/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 3.1%
Money Markets - 3.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	279,389,312	542,488,361	(547,060,988)	274,816,685

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	342	6/28/24	$37,892,531	$227,109
2 Year US Treasury Note	3,902	7/3/24	797,898,035	(338,507)
5 Year US Treasury Note	5,911	7/3/24	632,569,359	1,752,626
Ultra Long Term US Treasury Bond	264	6/28/24	34,056,000	529,125
US Treasury Long Bond	1,626	6/28/24	195,831,375	2,997,938
Total - Futures Long				5,168,291
Futures Short:
Ultra 10-Year Treasury Note	1,930	6/28/24	(221,196,094)	(1,351,399)
Total				$3,816,892

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Futures contracts:
Average notional amount of contracts - long	$1,479,699,212
Average notional amount of contracts - short	200,282,691

Notes to Schedule of Investments (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $1,030,674,916, which represents 11.7% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$774,060,466	$-
Corporate Bonds	-	1,087,138,855	-
Mortgage-Backed Securities	-	964,225,951	-
United States Treasury Notes/Bonds	-	324,444,216	-
Common Stocks	5,570,528,548	-	-
Investment Companies	-	274,816,685	-
Total Investments in Securities	$5,570,528,548	$3,424,686,173	$-
Other Financial Instruments(a):
Futures Contracts	5,506,798	-	-
Total Assets	$5,576,035,346	$3,424,686,173	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,689,906	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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